Financial Liabilities at Fair Value Through Profit or Loss - Summary (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Disclosure of financial liabilities [line items]
Financial liabilities	$ 25,278	$ 25,475
Financial liabilities at fair value through profit or loss
Disclosure of financial liabilities [line items]
Financial liabilities	2,654	30,832
Earnout liabilities
Disclosure of financial liabilities [line items]
Financial liabilities	1,411	16,380
Earn-in liabilities
Disclosure of financial liabilities [line items]
Financial liabilities	782	9,079
Warrant liabilities
Disclosure of financial liabilities [line items]
Financial liabilities	$ 461	$ 5,373